Related party transactions - Service agreements and products - General (Details)	9 Months Ended
Sep. 30, 2021
Vifor Fresenius Medical Care Renal Pharma Ltd.
Related party transactions
Ownership in joint venture (as a percent)	45.00%
Fresenius SE
Related party transactions
Proportion of ownership interest in reporting entity (as a percent)	32.20%
Fresenius SE Companies | Minimum
Related party transactions
Term of related party agreement	1 year
Fresenius SE Companies | Maximum
Related party transactions
Term of related party agreement	5 years